Investments (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	$ 1,492	$ 3,708	$ 6,493
Amount recognized for:
Insurance reserves	(585)	(9)	378
DAC and DSI	(209)	(731)	(2,557)
Amounts recognized	(794)	(740)	(2,179)
Deferred income taxes	(246)	(1,037)	(1,476)
Increase in unrealized net capital gains and losses	452	1,931	2,838
Equity-method limited partnership interests
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	2
Fixed income securities
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	1,908	3,303	6,019
Equity securities
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	(423)	404	511
Short-term investments
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses			(3)
Derivatives
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	$ 5	$ 1	$ (34)